SHARE CAPITAL (Schedule of stock option activity) (Details) - $ / shares		2 Months Ended	12 Months Ended
	May 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Equity [Abstract]
Options outstanding and exercisable - Beginning balance		1,100,000	1,100,000	4,810,000
Options granted	5,425,000		5,425,000
Options expired/forfeited			(1,100,000)	(3,710,000)
Options outstanding and exercisable - Ending balance		1,100,000	5,425,000	1,100,000	4,810,000
Weighted average exercise price, outstanding and exercisable - Beginning balance		$ 0.84	$ 0.84	$ 0.75
Weighted average exercise price, Granted	$ 0.53		0.53
Weighted average exercise price, Expired/forfeited			0	0.73
Weighted average exercise price, outstanding and exercisable - Ending balance		$ 0.84	$ 0.53	$ 0.84	$ 0.75
Weighted average remaining life, Granted			2 years 1 month 13 days
Weighted average remaining life, outstanding and exercisable		8 months 15 days	2 years 1 month 13 days	10 months 17 days	10 months 9 days